Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Operating expenses (note 14)	$ (3,110,392)	$ (2,909,374)	$ (4,150,114)	$ (3,787,631)	$ (6,019,766)	$ (7,937,745)	$ (15,649,142)	$ (11,600,574)
Other income or gain (expense or loss)
Interest income	58,149	63,329	164,381	291,330	121,478	455,711	655,125	1,107,093
Change in derivative liabilities (note 10)	1,832,864	462,763	(351,402)	(263,943)	2,295,627	(615,345)	838,378	2,360,025
Gain on foreign exchange		1,732		5,654			(7,004)	4,821
Gain (loss) on FV of debentures (note 9)	1,081,127	(78,364)	(498,263)	(157,232)	1,002,763	(655,495)	(890,258)	1,673,776
Gain on debt settlement (note 9)	29,850,212				29,850,212			7,151,873
Gain on warrant modification								214,714
Loss on FV of silver loan (note 9)	(2,961,015)	(6,068,932)			(9,029,947)		(2,820,533)
Gain on debt modification silver loan (note 9)	468,878				468,878
(Loss) gain on stream debentures (note 9)	(549,854)	4,699,460	2,748,000	(217,000)	4,149,606	2,531,000	(230,000)	(3,128,956)
Interest expense (note 7,8,9)	(2,092,965)	(2,210,998)	(2,176,868)	(2,083,735)	(4,303,963)	(4,260,603)	(8,091,412)	(7,124,527)
Finance costs (note 9)	(1,007,750)	(7,116)			(1,014,866)		(676,784)	(934,502)
Other income				694		694	2,631	23,520
Gain (loss) on debt modification (note 10)							1,308,062	(99,569)
Loss on debt settlement (note 9)	(3,077,979)	(298,713)	(133,232)	(70,093)	(3,376,692)	(203,325)	(394,456)	(491,643)
Loss on foreign exchange	(31,387)		(9,704)		(29,655)	(4,050)
Loss on sale of equipment (note 6)							(924,820)
Income (loss) for the period pre tax	20,459,888	(6,346,213)	(4,407,202)	(6,281,956)	14,113,675	(10,689,158)	(26,880,213)	(10,843,949)
Current income tax expense (note 16)							(1,050,000)
Deferred tax recovery (note 13)			504,798	699,920		1,204,718	2,588,590	(2,588,590)
Income (loss) for the period	20,459,888	(6,346,213)	(3,902,404)	(5,582,036)	14,113,675	(9,484,440)	(25,341,623)	(13,432,539)
Other comprehensive income, net of tax:
Gain on change in FV on own credit risk (note 9)	3,351,229	2,032,542	475,762	288,372	5,383,771	764,134	(3,811,023)	554,787
Other comprehensive income	3,351,229	2,032,542	475,762	288,372	5,383,771	764,134	(3,811,023)	554,787
Comprehensive income (loss)	$ 23,811,117	$ (4,313,671)	$ (3,426,642)	$ (5,293,664)	$ 19,497,446	$ (8,720,306)	$ (29,152,646)	$ (12,877,752)
Weighted average number of shares of common stock
Net income (loss) per common share – basic	$ 0.04	$ (0.02)	$ (0.01)	$ (0.02)	$ 0.03	$ (0.03)	$ (0.07)	$ (0.05)
Net income (loss) per common share – fully diluted	$ 0.03	$ (0.02)	$ (0.01)	$ (0.02)	$ 0.02	$ (0.03)	$ (0.07)	$ (0.05)
Weighted average common shares – basic	501,502,772	357,438,769	338,800,384	329,407,128	434,941,924	334,103,756	340,244,856	280,354,631
Weighted average common shares – fully diluted	711,968,496	357,438,769	338,800,384	329,407,128	640,203,697	334,103,756	340,244,856	280,354,631